SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), applied on a consistent basis as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for credit losses, inventories write-off, intangible assets, goodwill, income taxes and valuation allowance, share-based compensation and contingent liabilities. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars (“dollars”):

A majority of the Group’s revenues is generated in dollars. In addition, most of the Group’s costs are denominated and determined in dollars and in new Israeli shekels (“NIS”). Management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and the reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less on the date acquired.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months, but less than one year. The deposits are denominated mainly in dollars and bear interest at an average annual rate of 2.9% and 2.99% for the years ended December 31, 2025 and 2024, respectively. Short-term bank deposits are presented at cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

f.	Trade receivables:

The Group records trade receivables when it has unconditional right to consideration for amounts invoiced and yet unbilled invoices. The Group’s allowance for credit losses for trade receivables is based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions and other factors. The estimated allowance for credit losses is recorded as general and administrative expenses in the consolidated statements of operations. As of December 2025, and 2024, the allowance for credit loss was $800 and $647, respectively.

The Company elected to apply the practical expedient for current trade receivables and assumed that current conditions as of the balance sheet date would not change for the remaining life of the assets. The Company writes off receivables when they are deemed uncollectible and after all collection efforts have been exhausted.

Trade receivables also include the Group’s short-term and long-term net investment in a lease receivable (see Note 9).

g.	Marketable securities:

The Group accounts for investments in debt securities in accordance with ASC 320, “Investments - Debt Securities”.

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

As of December 31, 2025, the Group classified all of its marketable securities as available-for-sale (“AFS”). AFS securities are carried out at fair value, with the unrealized gains and losses, net of related tax, reported in “accumulated other comprehensive loss” in shareholders’ equity. Realized gains and losses on sale of investments are included in “financial income (expenses), net” and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization, together with interest on such securities, is included in “financial income (expenses), net”.

The Group periodically evaluates its AFS debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Group considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Group writes down the security to its fair value and records the impairment charge in the consolidated statements of operations. If neither of these criteria are met, the Group assesses whether credit loss exists. In making this assessment, the Group considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and any adverse conditions specifically related to the security, among other factors.

Any additional impairment not recorded through an allowance for credit losses is recognized in other comprehensive income or loss.

During the years ended December 31, 2025, 2024 and 2023, the Group’s credit losses were immaterial.

The Group classifies its debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Marketable debt securities with maturities of 12 months or less are classified as short-term, and marketable debt securities with maturities greater than 12 months are classified as long-term.

h.	Long-term and restricted bank deposits:

Bank deposits and the related accrued interest with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest that is payable within a one-year period is included in other receivables and prepaid expenses.

i.	Inventories:

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the “weighted average cost” method for raw materials and finished products with the addition of direct manufacturing cost. The Group periodically evaluates the quantities on hand relative to current and historical selling prices and historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued product lines and market prices lower than cost.

j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% to 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

The Group’s long-lived assets (asset group) to be held and used, including right-of-use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. If such assets are considered to be impaired, recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups).

During the years ended December 31, 2025, 2024 and 2023, no impairment losses have been identified.

k.	Intangible assets:

Intangible assets are comprised of acquired technology, customer relations and licenses. The Group’s intangible assets are not considered to have an indefinite useful life and are amortized using the straight-line basis over their estimated useful lives, which range from four to ten years.

l.	Leases:

The Group evaluates the contracts it enters into to determine whether such contracts contain leases. A contract contains a lease if the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration.

The Group determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for the lessee’s use. At commencement, contracts containing a lease are further evaluated for classification as an operating or finance lease where the Company is a lessee, or as an operating, sales-type or direct financing lease where the Company is a lessor, based on their terms.

As the Group’s lease arrangements as a lessee do not provide an implicit rate, thus, the Group uses its incremental estimated borrowing rate at lease commencement to measure the right-of-use (“ROU”) assets and lease liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. The Group elected to not recognize a lease liability or ROU asset for leases with a term of twelve months or less. The Group also elected the practical expedient to not separate lease and non-lease components for its leases.

A portion of the Group’s sales of equipment to customers are made through bundled lease arrangements which typically include software license, equipment and services. Revenues under these bundled lease arrangements are allocated considering the relative standalone selling prices of the lease and non-lease components included in the bundled arrangement.

The primary accounting provisions the Group uses to classify transactions as sales-type or operating leases is a review of the present value of the lease payments to determine if they are equal to or greater than substantially all of the fair market value of the equipment at the inception of the lease. Equipment included in arrangements meeting these conditions are accounted for as sales-type leases and revenue is recognized at lease commencement. Equipment included in arrangements that do not meet these conditions are generally accounted for as operating leases and revenue is recognized over the term of the lease. For the years ended December 31, 2025, 2024 and 2023, equipment leases that were classified as operating leases were immaterial.

m.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded in the Group’s financial statements as a result of acquisitions.

Goodwill represents the excess of the purchase price and related costs over the estimated fair value of net assets of a business acquired in a business combination. In accordance with ASC 350, “Intangibles - Goodwill and Other”, goodwill is not amortized but rather is subject to an impairment test at least annually.

The Group performs an annual impairment test of goodwill in the fourth quarter of each fiscal year, or more frequently, if events or changes in circumstances indicate the carrying value may not be recoverable. Goodwill is tested for impairment at the reporting unit level, by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If the reporting unit does not pass the qualitative assessment, the Group carries out a quantitative test for impairment of goodwill, by comparing the fair value of the reporting unit with the carrying amount of the reporting unit that includes goodwill. The Group may bypass the qualitative assessment and proceed directly to performing the quantitative goodwill impairment test. The Group operates as one segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment at that level. The Group did not record goodwill impairment charges during the years ended December 31, 2025, 2024 and 2023.

n.	Revenue recognition:

The Group generates its revenues primarily from the sale of software licenses, equipment, and related services through a direct sales force and sales representatives. A portion of the Group’s sales of equipment to customers are made through bundled lease arrangements (see l above and Note 9). The Group’s products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators, enterprises, carriers and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues are recognized in accordance with ASC 606, “Revenue from Contracts with Customers”. As such, the Group identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Group satisfies its performance obligations.

The Group enters into contracts that can include combinations of products and services that are capable of being distinct and accounted for as separate performance obligations.  The software licenses and equipment are generally distinct as the customer can derive the economic benefit of it without any additional services. The Group also provides professional services, support and maintenance services, which are accounted for as separate performance obligations, as these services are distinct. The Group allocates the transaction price to each performance obligation, based on its relative standalone selling price out of the total consideration of the contract.

For SaaS subscriptions, the Company provides access to its cloud-based software, without providing the customer with the right to take possession of its software, which the Company considers to be a single performance obligation. SaaS subscriptions revenue is included as part of service revenue.

Software license and equipment revenues are recognized at the point of time when control is transferred, usually upon delivery.

Revenues from SaaS, maintenance and support services are generally recognized ratably over the term of the contract, as the services have a consistent pattern of transfer to the customer during the contract period. Revenues from professional services are recognized over time based on the method that best depicts the transfer of services to the customer, generally using an input method, based on labor hours consumed or ratably, when professional services have a consistent pattern of transfer to the customer.

If the standalone selling price is not observable, the Group estimates the standalone selling price taking into account reasonably available information. The estimated selling price is established considering multiple factors such as historical selling prices, internal pricing practices, gross margin objectives and discount policy. The Group typically bills customers based on actual delivery. The payment terms vary, mainly with terms of 60 days or less. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to the tax authorities. The Group elected to account for shipping and handling activities as fulfillment activities. Shipping and handling activities are classified as part of the cost of revenues.

The Group grants to certain customers a right of return or the ability over a limited period of time to exchange for other products a specific percentage of the total price paid for products they have purchased. The Group maintains a provision for product returns, based on its experience with historical sales returns, analysis of credit memo data and other known factors, all in accordance with ASC 606. This provision is deducted from revenues and amounted to $2,155 and $1,675 as of December 31, 2025 and 2024, respectively. This provision was recorded as part of other payables and accrued expenses.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Group generally determined that those contracts do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Group’s products and services, not to receive or provide financing. The Group uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized. Deferred revenues are recognized as (or when) the Group performs the performance obligations under the contract.

The Group pays sales commissions to selling and marketing personnel, based on their attainment of certain predetermined sales goals. Amortization of sales commissions are consistent with the pattern of revenue recognition of each performance obligation and are included in selling and marketing expenses in the consolidated statements of operations.

The Group has included as part of other receivables and prepaid expenses in its consolidated balance sheet, costs to obtain a contract in the amount of $1,092 and $689, as of December 31, 2025 and 2024, respectively. The amortization expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $307, $288 and $604, respectively. No impairment losses recognized for the years ended December 31, 2025, 2024 and 2023.

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be recognized as revenue in future periods. The following table represents the remaining performance obligations as of December 31, 2025, which are expected to be satisfied and recognized in future periods:

	Year Ending December 31,
	2026	2027	2028 and thereafter
Products	$152	$-	$-
Services	38,091	9,768	9,930
	$38,243	$9,768	$9,930

Significant changes in the balances of deferred revenues during the years are as follows:

	Year Ended December 31,
	2025	2024
Balance at the beginning of the year	$57,497	$55,730
Revenue recognized	(42,691)	(26,586)
Increase in deferred revenues	43,134	28,353
Balance at the end of the year	57,940	57,497
Less - current portion at the end of the year	(38,243)	(38,438)
Long-term portion at the end of the year	$19,697	$19,059

o.	Warranty costs:

The Group usually provides an assurance-type warranty for a period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group’s warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2025 and 2024, the provision for warranty amounted to $139 and $132, respectively.

p.	Research and development costs:

ASC 985-20, “Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Group’s product development process, technological feasibility is established upon the completion of a working model. The Group does not incur material costs between the completion of a working model and the point at which the product is ready for general release. Therefore, research and development costs are charged to the consolidated statement of operations, as incurred.

Participation grants from the Israel Innovation Authority (the “IIA”) for research and development activity are recognized at the time the Group is entitled to such grants based on the costs incurred and included as a deduction from research and development costs. Research and development grants recognized during the years ended December 31, 2025, 2024 and 2023 were $0, $55 and $665, respectively.

q.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carryforward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group records a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion of or the entire amount of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as a component of income tax expense in the consolidated statements of operations.

As of December 31, 2025, 2024 and 2023, the Company’s provision for uncertain tax benefits was immaterial.

r.	Accumulated other comprehensive income (loss) (“AOCI”):

The Group accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”, which establishes standards for the reporting and presentation of comprehensive income (loss) and its components in a full set of general-purpose financial statements. Comprehensive income (loss) generally represents all the changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of AOCI were as follows:

	Gains (losses) on AFS marketable securities	Gains (losses) on cash flow hedges	Total
Balance as of January 1, 2025	$(1,050)	$2,164	$1,114
Other comprehensive gains (loss) before reclassifications, net of tax	817	10,662	11,479
Amounts reclassified from AOCI	-	(6,177)	(6,177)
Other comprehensive income, net of tax	817	4,485	5,302
Balance as of December 31, 2025	$(233)	$6,649	$6,416

	Year Ended December 31,
	2025	2024	2023
Amounts reclassified from AOCI
Cost of revenues	$(1,482)	$634	$1,400
Research and development expenses, net	(2,841)	1,217	2,983
Selling and marketing expenses	(1,359)	582	1,217
General and administrative expenses	(495)	212	967
Financial expenses	-	882	-

Total operating expenses (income), before income taxes	$(6,177)	$3,527	$6,567

The effects on net income of amounts reclassified from AOCI in the years ended December 31, 2025, 2024 and 2023 derive from realized losses on cash flow hedges recorded in operating expenses and from realized losses on AFS marketable securities recorded in financial income or expenses.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, marketable securities and foreign currency derivative contracts.

The majority of the Group’s cash and cash equivalents, bank deposits and foreign currency derivative contracts are invested in dollar denominated instruments with major banks in Israel and in the United States. The Group is exposed to credit risk in the event of default by financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. Management believes that the financial institutions that hold the Group’s investments are corporations with high credit standing.

Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in dollar-denominated corporate bonds. The Company’s investment policy, approved by the Board of Directors, limits the amount the Group may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the Group’s portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, Europe, Eastern Asia and Israel. Under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments.

The Company’s derivatives expose it to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. The Company seeks to mitigate such risk by limiting its counterparties to major financial institutions with high credit standing in Israel.

Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for credit losses.

t.	Earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings per Share”.

Certain outstanding options and restricted share units (“RSUs”) have been excluded from the calculation of the diluted earnings per share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the outstanding options and RSUs that have been excluded from the calculation of diluted earnings per share were 318,411, 284,903 and 710,761 for the years ended December 31, 2025, 2024 and 2023, respectively.

u.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations. The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

The Group selected the Black-Scholes option pricing model as the most appropriate fair value method for the Group’s option awards. The fair value of RSUs is based on the market value of the underlying shares at the date of grant. The following table sets forth the parameters used in computation of the options compensation to employees:

	Year Ended December 31,
	2025	2024	2023
Dividend yield	3.80%	1.13%	1.13%
Expected volatility	41.55%-42.02%	40.19%-48.11%	46.24%
Risk-free interest	4.03%-4.30%	3.98%-4.23%	4.57%
Expected life	3.58-3.59 years	3.59-4.86 years	3.60 years

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company’s exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is the implied yield currently available on U.S. treasury zero-coupon issues with a remaining term equal to the expected life of the Company’s options. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividend payouts and may be subject to substantial change in the future. The Company paid its first cash dividend during the third quarter of 2018 and has been paying cash dividends on a bi-annual basis since then. See also Note 11.

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2025, 2024 and 2023 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2025	2024	2023
Cost of revenues	$396	$369	$388
Research and development expenses, net	1,489	2,108	2,685
Selling and marketing expenses	2,317	2,959	4,297
General and administrative expenses	2,308	2,792	4,010
Total share-based compensation expenses	$6,510	$8,228	$11,380

v.	Treasury stock:

The Company repurchases its ordinary shares from time to time in the open market and holds such repurchased shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity. See also Note 11a.

w.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law, 1963 (the “Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than a one-year period are entitled to one month’s salary for each year of employment or a portion thereof. The Group’s liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, pension funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company’s consolidated balance sheet.

The deposited funds include profits accumulated up to the consolidated balance sheets date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Since March 2011, the Group’s agreements with new Israeli employees are under Section 14 of the Severance Pay Law. The Group’s contributions for severance pay have replaced its severance pay obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Group to the employee upon termination. The Group is legally released from the obligations to employees once the deposit amounts have been paid, and therefore the severance pay liability is not reflected in the balance sheet.

Severance pay expenses for the years ended December 31, 2025, 2024 and 2023, amounted to $2,592, $2,342 and $2,995, respectively.

x.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the United States. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the Internal Revenue Service limit of $23.5, $23 and $20.5 during the years ended December 31, 2025, 2024 and 2023, plus a catch-up contribution of $7.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay. In the years ended December 31, 2025, 2024 and 2023, the Group matched contributions in the amount of $525, $506 and $524, respectively.

y.	Advertising expenses:

Advertising expenses are charged to the consolidated statements of operations as incurred. Advertising expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $2,561, $2,433 and $1,942, respectively.

z.	Fair value of financial instruments:

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, “Fair Value Measurements and Disclosures” establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3	-	Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 7.

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Group could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, trade receivables, trade payables, other receivables and other payables and accrued expenses approximate their fair value due to the short- or long-term maturity of such instruments.

The Group measures its investments in marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level 2 as these instruments are valued using alternative pricing sources utilizing market observable inputs.

The fair value of financial investments consists of investments in limited partnerships, that are valued at the net asset value (“NAV”) which is a practical expedient to their estimate fair value. The NAV is provided by the fund administrator and is based on the value of the underlying assets owned less its liabilities.

aa.	Derivative instruments and hedging:

The Group accounts for derivative instruments and hedging based on ASC 815, “Derivatives and Hedging”.

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in the fair value of such instruments are included as gain or loss in “financial income (expenses), net” at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive loss in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses.

To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

ab.	Recently adopted accounting pronouncement:

In December 2023, the Financial Accounting Standards Borad (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 (the year ended December 31, 2025, for the Company), with early adoption permitted. The Company adopted ASU 2023-09 during the year ended December 31, 2025, on a prospective basis, which resulted in updated income tax disclosures. See Note 12 for further details.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient to measure credit losses on current accounts receivable and contract assets under ASC No. 606, “Revenue from Contracts with Customers.” The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. For public business entities, ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025 (the year ending December 31, 2026, for the Company), and interim reporting periods within those annual reporting periods. Early adoption of ASU 2025-05 is permitted. The Company adopted ASU 2025-05 during the year ended December 31, 2025, on a prospective basis, which did not have a material impact on the consolidated financial statements.

ac.	Recently issued accounting pronouncement not yet adopted:

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 (the year ending December 31, 2027, for the Company), and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40) - Targeted Improvements to the Accounting for Internal-Use Software. The ASU was updated to consider different methods of software development and requires internal use software costs to be capitalized when management has authorized and committed to funding the software project and when significant uncertainty associated with the development of the software has been resolved. The amendments in this ASU are required to be adopted for annual and interim reporting periods beginning after December 15, 2027 (the year ending December 31, 2028, for the Company), with early adoption permitted, and may be applied either through a prospective, retrospective or a modified transition approach. The Company is currently evaluating the effect of adopting the ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10 Accounting for Government Grants Received by Business Entities, to establish guidance on the recognition, measurement, presentation and disclosure requirements for government grants received by business entities, including guidance for grants related to an asset and grants related to income. ASU 2025-10 is effective for fiscal years beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted, and may be applied using a modified prospective, modified retrospective, or under a retrospective approach. The Company is currently evaluating the timing of adoption and impact of this amendment on its Consolidated Financial Statements and related disclosures.